Consolidated Statements of Changes in Equity (Deficit) - CAD ($) shares in Thousands, $ in Thousands	Total	Share capital	Contributed surplus	Foreign currency translation reserve	Deficit
Beginning balance, Shares at Dec. 31, 2022		24,892
Beginning balance, Amount at Dec. 31, 2022	$ 110,886	$ 391,243	$ 33,025	$ 559	$ (313,941)
Net loss	(17,887)				(17,887)
Purchase of common shares for cancellation, Shares		(474)
Purchase of common shares for cancellation, Amount	(1,193)	$ (1,193)
Cancellation of replacement awards		(3)
Foreign currency translation reserve	(316)			(316)
Stock-based compensation (Note 23c)	2,457		2,457
Options and RSUs exercised or converted, Shares		(90)
Options and RSUs exercised or converted, Value	(244)	$ (244)
Warrants issued	21		21
Ending balance, Shares at Dec. 31, 2023		24,325
Ending balance, Amount at Dec. 31, 2023	93,724	$ 389,806	35,503	243	(331,828)
Net loss	(13,680)				(13,680)
Purchase of common shares for cancellation, Shares		(45)
Purchase of common shares for cancellation, Amount	(104)	$ (104)
Cancellation of replacement awards		(1)
Foreign currency translation reserve	(659)			(659)
Stock-based compensation (Note 23c)	1,938		1,938
Options exercised or converted, Shares		2
Options exercised or converted, amount	(2)	$ 15	(17)
Ending balance, Shares at Dec. 31, 2024		24,281
Ending balance, Amount at Dec. 31, 2024	81,217	$ 389,717	37,424	(416)	(345,508)
Net loss	(8,535)				(8,535)
Purchase of common shares for cancellation, Shares		(548)
Purchase of common shares for cancellation, Amount	(1,107)	$ (1,107)
Foreign currency translation reserve	(1,067)			(1,067)
Stock-based compensation (Note 23c)	1,778		1,778
Options exercised or converted, Shares		19
Options exercised or converted, amount	35	$ 120	(85)
Ending balance, Shares at Dec. 31, 2025		23,752
Ending balance, Amount at Dec. 31, 2025	$ 72,321	$ 388,730	$ 39,117	$ (1,483)	$ (354,043)